Net Income Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended
	Oct. 05, 2012	Sep. 30, 2012		Sep. 30, 2011
Net Income Per Unit
Net income attributable to partners		$ 40,219	[1]	$ 23,022
Limited partners' distributions		40,317		18,146
Allocation of distributions less than (greater than) earnings		(1,537)		4,505
Weighted average limited partner units outstanding:
Common units - basic (units)		15,424,700		15,254,890
Common unit equivalents (units)		88,552		31,280
Common units - diluted (units)		15,513,252		15,286,170
Subordinated units - basic and diluted (units)		15,254,890		15,254,890
Net income per limited partner unit:
Common - basic (dollars per unit)		$ 1.34	[1]	$ 0.74
Common - diluted (dollars per unit)		$ 1.33	[1]	$ 0.74
Subordinated - basic and diluted (dollars per unit)		$ 1.19	[1]	$ 0.74
Footnote
General partner's ownership interest	1.80%	2.00%		2.00%
Maximum percentage distribution to general partner		50.00%
Minimum distribution level for IDRs		$ 0.388125
General Partner
Net Income Per Unit
Net income attributable to partners		1,436
General partner's distributions (including IDRs) (a)		1,439	[2]	371	[2]
Allocation of distributions less than (greater than) earnings		(31)		89
Total general partner's earnings		1,408		460
Limited Partner, common units
Net Income Per Unit
Net income attributable to partners		19,504
Limited partners' distributions		21,363		9,073
Allocation of distributions less than (greater than) earnings		(757)		2,208
Total limited partners' earnings		20,606		11,281
Limited Partner, subordinated units
Net Income Per Unit
Net income attributable to partners		19,279
Limited partners' distributions		18,954		9,073
Allocation of distributions less than (greater than) earnings		(749)		2,208
Total limited partners' earnings		$ 18,205		$ 11,281

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.
[2]	General partner's distributions (including IDRs) consist of an approximate 2% general partner interest and IDRs, which entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. See Note L for further discussion related to IDRs.